Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computer equipment	623,482	718,508
Office equipment	150,048	171,663
Vehicles	3,599	3,807
Leasehold improvement	99,671	105,165
Less: accumulated depreciation	(530,439)	(733,292)
Exchange difference	(16)	(86)

	346,345	265,765

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020 were RMB148,238, RMB198,237 and RMB208,990, respectively.